Stock Subscriptions (Details Textual) - USD ($)							1 Months Ended																			6 Months Ended		9 Months Ended		12 Months Ended		52 Months Ended	112 Months Ended
	Aug. 05, 2014	Apr. 02, 2014	Mar. 05, 2014	Nov. 07, 2013	Sep. 13, 2013	Jun. 12, 2013	Jul. 18, 2014	Jun. 24, 2014	Jun. 23, 2014	May. 20, 2014	Mar. 31, 2014	Mar. 19, 2014	Feb. 13, 2014	Jan. 24, 2014	Dec. 19, 2013	Nov. 22, 2013	Oct. 25, 2013	Sep. 30, 2013	Sep. 20, 2013	Jul. 31, 2013	Jul. 25, 2013	Jun. 28, 2013	May. 31, 2013	May. 24, 2013	Nov. 26, 2012	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2011
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																								1,000,000
Equity Issuance Per Share Amount																								$ 1.00
Common Shares To Be Purchased As Per Subscription Agreement Installment 1																								250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 2																							250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 3																						500,000
Common stock share purchased of installment 2						50,000														101,318
Common Stock, Par Or Stated Value Per Share																										$ 0.001				$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued																										47,345,816				47,345,816	39,937,432		47,345,816	26,822,215
Share Price															$ 0.90
Proceeds From Issuance Of Common Stock																										$ 0	$ 1,049,825			$ 1,191,077	$ 3,237,318		$ 18,086,864
Stock Issued During Period, Shares, Issued for Services		30,000													145,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									75,000
Conversion of Stock, Shares Converted																										5,000,000				5,000,000
Conversion of Stock, Shares Issued																										5,000,000				5,000,000
Third Amendment [Member]
Subscription Agreement For Shares [Line Items]
Purchase Of Common Stock Shares	141,250																											141,250
Common Stock [Member]
Subscription Agreement For Shares [Line Items]
Stock Issued During Period Shares New Issues																														1,191,075	3,237,318	23,872,215
Proceeds From Issuance Of Common Stock																														$ 1,190,075
Stock Issued During Period, Shares, Issued for Services																														180,000	205,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																														462,309
Stock Issued During Period Shares Settle Liabilities																														575,000
Stock Issued In Connection With Conversion Rights																														387,309
Conversion of Stock, Shares Converted	209,795						177,514
Rd Active [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																									300,000
Acquisition Rights To Purchase Of New Shares																									2,700,000
Common Stock, Par Or Stated Value Per Share																														$ 1.00			$ 1.00
Additional Common Stock Share Issued																															1,159,000
Common Stock, Shares, Issued																															924,500
Maximum [Member]
Subscription Agreement For Shares [Line Items]
Purchase Of Common Stock Shares										850,000
Share Price										$ 1.00
Regency [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																	600,000
Common Shares Agreed To Be Purchased Number			184,825										500,000			170,000					661,500										170,000
Purchase Of Common Stock Shares			184,825									1,000,000		50,000							661,500
Common Stock, Par Or Stated Value Per Share																$ 1.00
Additional Common Stock Share Issued																															380,000
Share Price													$ 1.00								$ 1.00
Weighted Average Price Per Share Percentage				92.00%									92.00%
Additional Common Shares Option To Purchase Number																430,000
Regency [Member] | Share Purchase Agreement [Member]
Subscription Agreement For Shares [Line Items]
Common Shares Agreed To Be Purchased Number												315,000
Purchase Of Common Stock Shares								685,000
Share Price													$ 1.00
Proceeds From Issuance Of Common Stock											$ 500,000	$ 315,000	$ 900,000													$ 900,000
Regency [Member] | Three Installments [Member]
Subscription Agreement For Shares [Line Items]
Common Shares Agreed To Be Purchased Number					220,500
Regency [Member] | Common Stock [Member]
Subscription Agreement For Shares [Line Items]
Stock Issued In Connection With Conversion Rights																														387,309
Minaurum [Member]
Subscription Agreement For Shares [Line Items]
Purchase Of Common Stock Shares																					100,000
Tamil [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement				900,000							900,000							360,000	900,000										360,000
Share Price				$ 1.00
Liquidated Damages Values																										$ 900,000			$ 900,000
Remaining Common Stock Not Issued																										715,175				715,175
Tamil [Member] | Six Installments [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																			540,000
Tamil [Member] | Monthly Installment [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																			90,000
Peak One [Member] | Convertible Preferred Stock [Member]
Subscription Agreement For Shares [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																														75,000